Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2024	2023
Trade creditors	$252.0	$198.2
Accrued interest	14.5	4.7
Accrued customer rebates	121.3	126.2
Other creditors and accruals	75.5	58.6
Total accounts payable and accrued liabilities	$463.3	$387.7
During fiscal year 2024, the Company paid US$36.6 million to J.B. Hunt Transport Services, Inc (“JB Hunt”) for freight services in North America. One of our Board members joined the JB Hunt Board in April 2023.
The Company enters into various purchase obligations in the ordinary course of business. As of 31 March 2024, the Company has aggregate unconditional purchase obligations, primarily energy and marketing contracts, totaling US$53.9 million over the next five fiscal years, with US$27.1 million due within one year.